Summary of Significant Accounting Policies - Summary of Accounts Receivables by Region (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of significant accounting policies [line items]
Accounts receivables	€ 15,081,702	€ 17,732,933
Impairment [member]
Disclosure of significant accounting policies [line items]
Accounts receivables	(80,000)	(90,000)
Gross carrying amount [member] | Europe and Asia [member]
Disclosure of significant accounting policies [line items]
Accounts receivables	6,984,944	13,176,523
Gross carrying amount [member] | USA and Canada [member]
Disclosure of significant accounting policies [line items]
Accounts receivables	8,176,758	4,646,410
Gross carrying amount [member] | All other countries [member]
Disclosure of significant accounting policies [line items]
Accounts receivables	€ 0	€ 0